Related Party Transactions (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Jan. 13, 2022	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²
Related Party Transactions [Line Items]
Office space totaling				2,749.3	2,749.3
Total purchase price				$ 4,500	¥ 32
Mr. Gang Lai [Member]
Related Party Transactions [Line Items]
Equity interest ownership percentage			5.00%	5.00%	5.00%
Jiangxi Yueshang [Member]
Related Party Transactions [Line Items]
Prepayment amount	$ 2,250	¥ 16